CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended		12 Months Ended			189 Months Ended	195 Months Ended
	Jan. 31, 2012	Jan. 31, 2011	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2009	Jul. 31, 2011	Jan. 31, 2012
Cash Flows From Operating Activities:
Net loss	$ (8,782,297)	$ (12,114,173)	$ (21,675,867)	$ (25,279,940)	$ (45,812,228)	$ (344,683,282)	$ (353,465,579)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	320,127	375,765	742,961	780,250	805,806	9,295,882	9,616,009
Minority interest share of loss	0	0	0	0	0	(3,038,185)	(3,038,185)
Reduction of notes receivable - common stock in exchange for services rendered	0	0	0	0	0	423,882	423,882
Write-off of uncollectible notes receivable - common stock	0	0	0	0	0	391,103	391,103
Write-off of deferred offering costs	0	0	0	0	0	3,406,196	3,406,196
Write-off of abandoned patents	88,582	0	0	0	0	913,196	1,001,778
(Gain) Loss on disposal of property and equipment	(726,464)	0	35,878	0	0	36,789	(689,675)
Loss on extinguishment of debt	0	0	0	0	0	14,134,069	14,134,069
Common stock issued as employee compensation	11,783	50,500	100,999	101,002	198,128	3,881,394	3,893,177
Amortization of options and option modifications as stock compensation	44,415	140,241	936,465	1,765,381	34,418	2,808,842	2,853,257
Common stock issued for services rendered	393,145	1,681,795	1,990,005	1,755,200	1,536,431	13,807,834	14,200,979
Amortization of prepaid services in conjunction with common stock issuance	0	0	0	0	0	138,375	138,375
Non-cash compensation expense	0	0	0	0	0	45,390	45,390
Stock options and warrants issued for services rendered	0	0	0	591,000	11,000	7,956,723	7,956,723
Issuance of warrants as additional exercise right inducement	0	0	0	0	0	21,437,909	21,437,909
Preferred stock issued for services rendered	0	0	0	0	0	100	100
Treasury stock redeemed for non-performance of services	0	0	0	0	0	(138,000)	(138,000)
Amortization of deferred debt issuance costs and loan origination fees	0	0	0	0	717,694	2,405,629	2,405,629
Amortization of discount on convertible debentures	0	0	0	0	15,931,481	38,345,592	38,345,592
Common stock issued for interest on convertible debentures & preferred stock	347,490	0	0	0	473,055	757,514	1,105,004
Interest on short-term advance	0	0	0	0	0	22,190	22,190
Founders' shares transferred for services rendered	0	0	0	0	0	353,506	353,506
Fees in connection with refinancing of debt	0	0	0	0	0	113,274	113,274
Warrant repricing costs	0	0	0	0	3,198,604	3,198,604	3,198,604
Change in fair value of derivative warrant liability	4,212,545	(1,068,217)	(2,220,916)	(4,125,590)	0	(365,463) [1]	3,847,082 [2]
Changes in operating assets and liabilities (excluding the effects of acquisition):
Accounts receivable	8,472	51,910	62,200	(12,482)	14,146	(23,517)	(15,045)
Miscellaneous receivables	0	0	0	0	0	43,812	43,812
Inventory	215,834	349,004	1,197,768	(618,401)	147,591	(736,483)	(520,649)
Other current assets	(116,509)	65,997	116,171	601,115	(379,487)	(203,894)	(320,403)
Accounts payable and accrued expenses	(617,777)	29,203	1,811,120	1,878,296	462,520	16,242,556	15,624,779
Deferred revenue	(11,426)	(4,133)	(28,152)	252,042	13,325	362,727	351,301
Other, net	0	0	0	0	0	110,317	110,317
Net Cash Used in Operating Activities	(4,612,080)	(10,442,108)	(16,931,368)	(22,312,127)	(22,647,516)	(208,555,419)	(213,167,499)
Cash Flows From Investing Activities:
Purchase of property and equipment	(2,416)	(51,798)	(52,383)	(159,708)	(1,385)	(4,807,023)	(4,809,439)
Proceeds from sale of property and equipment	1,788,554	0					1,788,554
Costs incurred for patents	(82,530)	(109,486)	(234,984)	(228,777)	(152,148)	(2,666,271)	(2,748,801)
Change in restricted cash	0	0	0	0	0	512,539	512,539
Proceeds from maturity of short term investments	0	0	0	0	8,852,214	195,242,918	195,242,918
Purchases of short-term investments	0	0	0	0	0	(195,242,918)	(195,242,918)
Cash received in conjunction with merger	0	0	0	0	0	82,232	82,232
Advances to Antigen Express, Inc.	0	0	0	0	0	(32,000)	(32,000)
Increase in officers' loans receivable	0	0	0	0	0	(1,126,157)	(1,126,157)
Change in deposits	0	0	0	0	0	(652,071)	(652,071)
Change in notes receivable - common stock	0	0	0	0	0	(91,103)	(91,103)
Change in due from related parties	0	0	0	0	0	(2,222,390)	(2,222,390)
Other, net	0	0	0	0	0	89,683	89,683
Net Cash Provided by/(Used in) Investing Activities	1,703,608	(161,284)	(287,367)	(388,485)	8,698,681	(10,912,561)	(9,208,953)
Cash Flows From Financing Activities:
Proceeds from short-term advance	0	0	0	0	0	325,179	325,179
Repayment of short-term advance	0	0	0	0	0	(347,369)	(347,369)
Proceeds from issuance of long-term debt	1,351,472	0	0	0	0	2,005,609	3,357,081
Repayment of long-term debt	(701,363)	(55,996)	(116,632)	(100,030)	(82,682)	(2,241,188)	(2,942,551)
Repayment of obligations under capital lease	0	(7,818)	(7,818)	(39,950)	(35,234)	(83,002)	(83,002)
Change in due to related parties	0	0	0	0	0	154,541	154,541
Proceeds from exercise of warrants	30,000	0	0	1,574,062	109,170	45,698,281	45,728,281
Proceeds from exercise of stock options	0	577	577	0	56,000	5,002,493	5,002,493
Proceeds from minority interest investment	0	0	0	0	0	3,038,185	3,038,185
Proceeds from issuance of preferred stock	0	0	2,315,000	0	0	14,330,000	14,330,000
Redemption of SVR preferred stock	0	0	0	0	0	(100)	(100)
Proceeds from issuance of convertible debentures, net	0	0	0	0	0	40,704,930	40,704,930
Payment of costs associated with convertible debentures	0	0	0	0	0	(722,750)	(722,750)
Repayments of convertible debentures	0	0	0	0	(4,506,667)	(5,142,424)	(5,142,424)
Purchase of treasury stock	0	0	0	0	0	(483,869)	(483,869)
Proceeds from issuance of common stock, net	0	2,925,000	3,939,000	20,900,289	15,453,234	120,576,242	120,576,242
Purchase and retirement of common stock	0	0	0	0	0	(497,522)	(497,522)
Net Cash Provided by Financing Activities	680,109	2,861,763	6,130,127	22,334,371	10,993,821	222,317,236	222,997,345
Effect of Exchange Rates on Cash	(25,657)	(10,497)	6,535	50,063	(85,448)	(50,459)	(76,116)
Net (Decrease)/Increase in Cash and Cash Equivalents	(2,254,020)	(7,752,126)	(11,082,073)	(316,178)	(3,040,462)	2,798,797	544,777
Cash and Cash Equivalents, Beginning of Period	2,798,797	13,880,870	13,880,870	14,197,048	17,237,510	0	0
Cash and Cash Equivalents, End of Period	544,777	6,128,744	2,798,797	13,880,870	14,197,048	2,798,797	544,777
Supplemental Disclosure of Cash Flow Information:
Interest	94,832	103,393
Income taxes	0	0
Disclosure of non-cash investing and financing activities:
Issuance of common stock as satisfaction of accounts payable and accrued expenses	0	1,008,220
Par value of common stock issued in conjunction with cashless exercise of warrants	9,782	998
Issuance of common stock as interest on convertible preferred stock	$ 347,490	$ 0

[1]	(1) - includes $5,981,403 as adjustment related to the adoption of FASB ASC Topic 815 in "Cumulative from November 2, 1995 (Date of Inception) to July 31, 2011" column. See Note 13 - Derivative Warrant Liability.
[2]	Includes $5,981,403 as adjustment related to the adoption of FASB ASC Topic 815 in "Cumulative from November 2, 1995 (Date of Inception) to January 31, 2012" column. See Note 11 - Derivative Warrant Liability.